Cash Flow Adjustments and Changes in Working Capital - Non-Cash Changes Arising from Financing Activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	£ 26,462	£ 17,007	£ 15,093
Repayment of borrowings	(36,768)	(3,462)	(3,364)
Cash received	147	2,924	1,948
Grant income	(1,633)	(1,691)	(1,048)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	29,465	15,443	3,760
Proceeds from borrowings	26,462	17,007	15,093
Repayment of borrowings	(36,768)	(3,462)	(3,364)
Non-cash foreign exchange	605	276	(46)
Non-cash other	0	201	0
End of the year	19,764	29,465	15,443
Grants Payable (Receivable)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	664	(532)	(1,128)
Cash received	148	2,924	1,948
Grant income	(1,633)	(1,691)	(1,048)
Non-cash foreign exchange	5	(37)	(304)
Non-cash other	0	0	0
End of the year	£ (816)	£ 664	£ (532)